Retail Shares | AB All Market Real Return Portfolio
AB ALL MARKET REAL RETURN PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to maximize real return over inflation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 34 of this Prospectus, in Appendix C--Financial Intermediary Waivers of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 108 of the Fund's Statement of Additional Information ("SAI").

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares - AB All Market Real Return Portfolio	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES	CLASS Z SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares - AB All Market Real Return Portfolio		CLASS A	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.19%	0.19%	0.19%	0.26%	0.20%	0.02%	0.02%
Other Expenses		0.09%	0.09%	0.08%	0.09%	0.09%	0.09%	0.06%
Total Other Expenses		0.28%	0.28%	0.27%	0.35%	0.29%	0.11%	0.08%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.32%	2.07%	1.06%	1.64%	1.33%	0.90%	0.87%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.06%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses	[2]	1.31%	2.06%	1.05%	1.58%	1.32%	0.89%	0.86%
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until January 31, 2019 to the extent necessary to prevent total Fund operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest), on an annualized basis, from exceeding 1.30%, 2.05%, 1.05%, 1.55%, 1.30%, 1.05% and 1.05% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). The expense limitations will remain in effect until January 31, 2019 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".
[2]	After Fee Waiver and/or Expense Reimbursement

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail Shares - AB All Market Real Return Portfolio - USD ($)	CLASS A	CLASS C		ADVISOR CLASS	CLASS R	CLASS K	CLASS I	CLASS Z
After 1 Year	$ 553	$ 309	[1]	$ 107	$ 161	$ 134	$ 91	$ 88
After 3 Years	825	648		336	511	420	286	277
After 5 Years	1,117	1,113		584	886	728	497	481
After 10 Years	$ 1,947	$ 2,399		$ 1,293	$ 1,939	$ 1,601	$ 1,107	$ 1,072
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Fund pursues an aggressive investment strategy involving a variety of asset classes. The Fund invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Fund expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-indexed fixed-income securities, such as Treasury Inflation-Protected Securities ("TIPS") and similar bonds issued by governments outside of the United States; commodities; commodity-related equity securities; real estate equity securities; inflation sensitive equity securities, which the Fund defines as equity securities of companies that the Adviser believes have the ability to pass along increasing costs to consumers and maintain or grow margins in rising inflation environments, including equity securities of utilities and infrastructure-related companies ("inflation sensitive equities"); securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate); and currencies. The Fund expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Fund will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Fund. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Fund anticipates that its targeted investment mix, other than its investments in inflation-indexed fixed-income securities, will focus on commodity-related equity securities, commodities and commodity derivatives, real estate equity securities and inflation sensitive equities to provide a balance between expected return and inflation protection. The Fund may vary its investment allocations among these asset classes, at times significantly. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Fund's investments in real estate equity securities will include real estate investment trusts ("REITs") and other real estate-related securities.

The Fund will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Fund may invest in currencies for hedging or for investment purposes, both in the spot market and through long or short positions in currency-related derivatives. The Fund does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Fund may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures contracts, forwards, swaps or structured notes. The Fund intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Fund's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Fund will seek to gain exposure to commodities and commodity-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodity-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

The Fund is "non-diversified", which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  SUBSIDIARY RISK: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders.
  REAL ESTATE RISK: The Fund's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.
  NON-DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 9.33%, 2ND QUARTER, 2016; AND WORST QUARTER WAS DOWN -16.30%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2017)
Average Annual Total Returns - Retail Shares - AB All Market Real Return Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION [2]	INCEPTION DATE
CLASS A	[1]	6.37%	(3.13%)	0.21%	Mar. 08, 2010
CLASS A | Return After Taxes on Distributions	[1]	5.22%	(3.75%)	(0.43%)	Mar. 08, 2010
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.85%	(2.52%)	0.01%	Mar. 08, 2010
CLASS C		9.30%	(2.99%)	0.04%	Mar. 08, 2010
ADVISOR CLASS		11.40%	(2.01%)	1.04%	Mar. 08, 2010
CLASS R		10.69%	(2.51%)	0.53%	Mar. 08, 2010
CLASS K		11.00%	(2.28%)	0.78%	Mar. 08, 2010
CLASS I		11.55%	(1.94%)	1.09%	Mar. 08, 2010
CLASS Z	[3]	11.55%	(1.90%)	1.15%	Jan. 31, 2014
MSCI All Country World Commodity Producers Index (reflects no deduction for fees, taxes or expenses)		13.70%	(0.32%)	0.15%
Bloomberg Commodity Index (reflects no deduction for fees, taxes or expenses)	[4]	1.70%	(8.45%)	(5.05%)
Bloomberg Barclays 10+ Year U.S. TIPS Index (reflects no deduction for fees, taxes or expenses)	[4]	1.90%	0.09%	2.33%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes, except Class Z, is 03/08/2010. Inception date for Class Z shares is 01/31/2014.
[3]	The performance of the Fund's Class Z shares for periods prior to this share class's inception is the performance of the Fund's Class A shares, adjusted to reflect the net expense differences between Class A and Class Z shares.
[4]	The information in each of the Bloomberg Commodity Index and Bloomberg Barclays 10+ Year U.S. TIPS Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.